Trade Receivables, Other Receivables and Other Current Assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Receivables Text Block Abstract
TRADE RECEIVABLES, OTHER RECEIVABLES AND OTHER CURRENT ASSETS

NOTE 11. TRADE RECEIVABLES, OTHER RECEIVABLES AND OTHER CURRENT ASSETS

(a) Trade receivables

	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Trade receivables	951,890	480,095
Less: Allowances for doubtful debts	(100,572)	(14,456)
	851,318	465,639

(i) Ageing Analysis

The ageing analysis of trade receivables is as follows:

	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Current (not past due)	141,117	-
Overdue: less than 1 month	341,479	190,969
Overdue: 1 month - 3 months	-	-
Overdue: 3 months	469,294	289,126
	951,890	480,095

(ii) Trade receivables which are past due but not impaired

Included in the Group’s trade receivable balances are debtors with an aggregate carrying amount of A$810,773 (2021: A$480,095) which are past due at the end of the reporting period for which the Group has made provision for impairment loss of A$100,572 (2021: A$14,456).

The carrying value of trade receivables is considered reasonable approximation of fair value to the short-term nature of the balance.

The maximum exposure to credit risk at the reporting date is the fair value of each class of receivables in the consolidated financial statements. Refer to Note 30(e) for further details of credit risk management.

(b) Other receivables

	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Other receivables	2,990,582	20,482

(c) Other current assets

	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Prepayments	59,751	-
Trade deposits	503,689	432,236
Other deposits	1,921,773	1,574,128
VAT receivable	273	272
	2,485,486	2,006,636